FINANCE COSTS, NET (Tables)	12 Months Ended
Dec. 31, 2020
Finance Costs Net
Schedule of Finance Costs Net
	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
Net foreign exchange rate gains	*	4	3
Interest income from cash, cash equivalents and deposits	2	3	5
Finance income	2	7	8

Interest expenses	47	40	53
CPI linkage expenses	3	*	*
Interest for lease liabilities		20	18
Finance charges for financial liabilities		9	4
Other finance costs	5	6	2
Finance expenses	55	75	77
	53	68	69

* Representing an amount of less than 1 million